Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	The following potential dilutive securities, presented based on amounts outstanding at each period end, have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive impact:

	As of March 31,
	2023	2022
Stock options to purchase common stock	6,907,815	7,580,453
Unvested restricted common stock units	282,497	455,173
Shares of common stock issuable under Employee Stock Purchase Plan	—	36,012

	7,190,312	8,071,638

The following potential dilutive securities, presented based on amounts outstanding at each period end, have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive impact:

	As of December 31,
	2022	2021
Stock options to purchase common stock	8,475,816	6,248,675
Unvested restricted common stock units	427,244	479,918
Shares of common stock issuable under Employee Stock Purchase Plan	72,611	42,634

	8,975,671	6,771,227

Schedule of Estimated Useful Life of Asset	Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset as follows:

Estimated Useful Life
Lab equipment	5 years
Computer equipment	3 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of life of lease or estimated useful life